General and Administrative Expenses	12 Months Ended
Dec. 31, 2012
General and Administrative Expenses [Abstract]
General and Administrative Expenses

15.General and Administrative Expenses

The details of general and administrative expenses, are as follows:

	2010	2011	2012
Share based compensation	$10,461,204	$4,840,626	$2,536,702
Consulting fees	2,269,933	-	-
Executive services and incentive compensation	-	5,193,645	3,228,438
Salaries	160,713	88,849	90,091
Bonus awards	2,159,801	52,120	-
Non-executive directors’ remuneration	234,431	247,338	234,585
Office rent	35,489	38,947	39,593
Telecommunication expenses	14,220	25,416	20,378
Fares and traveling expenses	337,841	217,609	106,264
Personnel and other expenses	47,998	43,510	45,731
Other professional services	1,223,276	844,166	783,514
Directors and officers insurance	166,726	134,515	128,862
Stock market annual Fees	79,379	203,072	166,336
Other expenses	532,976	385,241	521,268
Total general and administrative expenses	$17,723,987	$12,315,054	$7,901,762